Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) agreement	Dec. 31, 2017 CAD ($)
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	8.00%	6.00%
Long-term debt	$ 10,716,000,000
1.62% Series 33 Notes Due 2020 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	50,000,000
Conversion of debt	50,000,000
Long-term debt	350,000,000
1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Conversion of debt	500,000,000
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	850,000,000	$ 550,000,000
Notional value	0	0
125 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 125,000,000
Number of agreements | agreement	2
250 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 250,000,000
Number of agreements | agreement	1
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 300,000,000
Long-term debt	300,000,000
Variable Interest Rate [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Impact Of One Percent Change In Yield For Results Of Operations	$ 0	$ 0